UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro,
NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.7%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 980	$ 411,482
Capital Markets - 4.5%	Ameriprise Financial, Inc., 7.518%, 6/01/66 (c)	1,900	1,025,563
	Lehman Brothers Holdings Capital Trust V,
	3.011% (b)(c)(d)(e)	1,600	160
	State Street Capital Trust III, 8.25% (b)(c)(f)	725	551,268
	State Street Capital Trust IV, 2.996%, 6/01/67 (c)	3,390	1,155,969
			2,732,960
Commercial Banks - 15.0%	Abbey National Capital Trust I, 8.963% (b)(c)	725	470,697
	BB&T Capital Trust IV, 6.82%, 6/12/77 (c)	4,600	2,712,234
	Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)	2,015	200,251
	Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(c)	2,150	213,768
	Barclays Bank Plc, 5.926% (a)(b)(c)	1,900	816,430
	First Empire Capital Trust II, 8.277%, 6/01/27	910	613,012
	Huntington Capital III, 6.65%, 5/15/37 (c)	755	321,857
	National City Preferred Capital Trust I, 12% (b)(c)	300	269,652
	Regions Financing Trust II, 6.625%, 5/15/47 (c)	985	518,906
	Royal Bank of Scotland Group Plc, 7.648% (b)(c)	980	284,063
	Royal Bank of Scotland Group Plc, 9.118% (b)(f)	1,200	437,976
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	875	832,517
	Standard Chartered Bank, 7.014% (a)(b)(c)	2,350	918,970
	SunTrust Preferred Capital I, 5.853% (b)(c)	800	416,000
			9,026,333
Consumer Finance - 1.1%	MBNA Capital A, 8.278%, 12/01/26 (f)	910	697,999
Diversified Financial Services - 5.4%	Farm Credit Bank of Texas Series 1, 7.561% (b)(c)	1,000	509,600
	JPMorgan Chase Capital XXIII, 3.149%, 5/15/77 (c)	1,830	732,657
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (f)	2,525	1,993,331
			3,235,588
Electric Utilities - 1.4%	PPL Capital Funding, 6.70%, 3/30/67 (c)	1,500	825,000
Insurance - 53.4%	Ace Capital Trust II, 9.70%, 4/01/30 (f)	1,510	1,226,505
	The Allstate Corp., 6.50%, 5/15/57 (c)(f)	3,200	2,065,981
	The Allstate Corp. Series B, 6.125%, 5/15/67 (c)(g)	2,625	1,740,028
	American International Group, Inc.,
	6.25%, 3/15/87 (g)	2,800	906,500
	Chubb Corp., 6.375%, 3/29/67 (c)	4,475	3,020,603
	Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (c)	3,560	1,467,279
	Farmers Exchange Capital, 7.05%, 7/15/28 (a)	9,110	5,308,670
	Genworth Financial, Inc., 6.15%, 11/15/66 (c)	750	126,804
	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)	2,550	1,186,931
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	2,000	1,200,000
	Lincoln National Corp., 7%, 5/17/66 (c)	3,000	1,386,150
	Lincoln National Corp., 6.05%, 4/20/67 (c)	1,250	562,500
	Nationwide Life Global Funding I, 6.75%, 5/15/67 (f)	2,450	1,070,736
	Oil Casualty Insurance Ltd., 8%, 9/15/34 (a)	915	613,065

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value
	Progressive Corp., 6.70%, 6/15/37 (c)	$ 2,900	$ 1,633,805
	Reinsurance Group of America, 6.75%, 12/15/65 (c)	700	259,879
	Swiss Re Capital I LP, 6.854% (a)(b)(c)	2,225	772,878
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	5,750	3,793,764
	ZFS Finance (USA) Trust II, 6.45%, 12/15/65 (a)(c)	1,800	785,221
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)	500	185,215
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	4,355	1,959,750
	Zenith National Insurance Capital Trust I,
	8.55%, 8/01/28 (a)	1,000	937,500
			32,209,764
Multi-Utilities - 2.0%	Dominion Resources Capital Trust I,
	7.83%, 12/01/27 (f)	1,200	984,464
	Puget Sound Energy, Inc. Series A,
	6.974%, 6/01/67 (c)	475	241,062
			1,225,526
Oil, Gas & Consumable Fuels - 4.5%	Enterprise Products Operating LLC, 8.375%, 8/01/66 (c)	825	519,750
	Southern Union Co., 7.20%, 11/01/66 (c)	2,350	998,750
	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)	2,150	1,223,524
			2,742,024
Thrifts & Mortgage Finance - 0.7%	Webster Capital Trust IV, 7.65%, 6/15/37 (c)	975	400,801
	Total Capital Trusts - 88.7%		53,507,477
	Preferred Stocks	Shares
Capital Markets - 0.3%	Deutsche Bank Contingent Capital Trust II, 6.55%	15,000	201,150
Commercial Banks - 10.7%	First Tennessee Bank NA, 3.90% (a)(c)	1,176	399,105
	HSBC USA, Inc. Series D, 4.50% (c)	35,000	430,850
	HSBC USA, Inc. Series H, 6.50%	168,000	3,039,120
	Provident Financial Group, Inc., 7.75%	42,000	766,500
	Royal Bank of Scotland Group Plc Series L, 5.75%	5,000	22,700
	Royal Bank of Scotland Group Plc Series M, 6.40%	5,000	25,250
	Santander Finance Preferred SA Unipersonal, 6.80%	103,100	1,755,793
			6,439,318
Diversified Financial Services - 4.6%	Cobank ACB, 7% (a)(h)	38,000	1,021,516
	JPMorgan Chase Capital XXI Series U,
	2.12%, 2/02/37 (c)	3,870,000	1,742,464
			2,763,980
Electric Utilities - 3.8%	Alabama Power Co., 6.50%	25,000	575,000
	Entergy Arkansas, Inc., 6.45%	28,800	621,901
	Entergy Louisiana LLC, 6.95%	22,650	1,132,500
			2,329,401
Insurance - 18.1%	AXA SA, 6.379% (a)(c)	3,585,000	1,549,924
	Aspen Insurance Holdings Ltd., 7.401% (c)	55,000	807,400
	Axis Capital Holdings Ltd. Series A, 7.25%	35,000	593,250
	Axis Capital Holdings Ltd. Series B, 7.50% (c)	9,000	551,532
	Endurance Specialty Holdings Ltd. Series A, 7.75%	35,200	570,944

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
	Financial Security Assurance Holdings Ltd., 6.40% (a)(c)	1,740,000	$ 425,447
	Great West Life & Annuity Insurance Co., 7.153% (a)(c)	2,000,000	1,215,364
	MetLife, Inc., 6.40%, 12/15/66 (f)	4,225,000	2,568,741
	PartnerRe Finance II, 6.44% (c)	1,450,000	563,779
	RenaissanceRe Holding Ltd. Series D, 6.60%	110,000	2,024,000
	XL Capital Ltd. Series C, 6.10% (c)(h)	120,000	30,000
			10,900,381
Multi-Utilities - 2.0%	Dominion Resources, Inc., 7.50% (c)	2,100,000	1,218,000
Thrifts & Mortgage Finance - 0.0%	Sovereign Bancorp, Inc. Series C, 7.30% (i)	1,400	21,700
Wireless Telecommunication	Centaur Funding Corp., 9.08%	2,720	1,712,750
Services - 2.8%
	Total Preferred Stocks - 42.3%		25,586,680
	Real Estate Investment Trusts
Real Estate Investment	BRE Properties, Inc. Series D, 6.75%	10,000	165,500
Trusts (REITs) - 8.6%	First Industrial Realty Trust, Inc., 6.236% (c)	610	229,322
	HRPT Properties Trust Series B, 8.75%	97,917	1,429,588
	HRPT Properties Trust Series C, 7.125%	125,000	1,656,250
	iStar Financial, Inc. Series I, 7.50%	59,500	166,600
	Public Storage, Inc. Series I, 7.25%	40,000	928,800
	Public Storage Series F, 6.45%	10,000	185,900
	Public Storage Series M, 6.625%	20,000	400,000
	Total Real Estate Investment Trusts - 8.6%		5,161,960
		Par
	Trust Preferreds	(000)
Consumer Finance - 2.6%	Capital One Capital II, 7.50%, 6/15/66	$ 2,326	1,548,299
Diversified Financial Services - 2.0%	Citigroup Capital XVII, 6.35%, 3/15/67	1,980	774,887
	ING Groep NV, 7.20% (b)	875	442,925
			1,217,812
Electric Utilities - 2.1%	PPL Energy Supply LLC, 7%, 7/15/46	1,235	1,265,498
Insurance - 3.2%	ABN AMRO North America Capital Funding Trust II,
	2.874% (a)(b)(c)	2,000	296,291
	Lincoln National Capital VI Series F, 6.75%, 9/11/52	2,250	1,642,077
			1,938,368
	Total Trust Preferreds - 9.9%		5,969,977
	Total Preferred Securities - 149.5%		90,226,094
	Corporate Bonds
Beverages - 1.2%	Anheuser-Busch InBev Worldwide, Inc.,
	8.20%, 1/15/39 (a)	700	705,403
Insurance - 3.1%	Oil Insurance Ltd., 7.558% (a)(b)(c)	1,000	401,920
	QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	1,484	1,471,328
			1,873,248
	Total Corporate Bonds - 4.3%		2,578,651

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
UltraShort Real Estate ProShares	45,000	$ 2,669,400
Total Investment Companies - 4.4%		2,669,400
Total Long-Term Investments
Cost - ($174,823,103) - 158.2%		95,474,145
	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC Cash Sweep Series,
0.66% (j)(k)	$ 16,448	16,448,465
Total Short-Term Securities
(Cost - $16,448,465) - 27.3%		16,448,465
Total Investments
(Cost - $191,271,568*) - 185.5%		111,922,610
Liabilities in Excess of Other Assets - (5.5)%		(3,323,899)
Preferred Shares, at Redemption Value - (80.0)%		(48,261,369)
Net Assets Applicable to Common Shares - 100.0%	$ 60,337,342

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 189,666,875
Gross unrealized appreciation	$ 243,559
Gross unrealized depreciation	(77,987,824)
Net unrealized depreciation	$ (77,744,265)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(c) Variable rate security. Rate shown is as of report date.

(d) Non-income producing security.

(e) Issuer filed for bankruptcy and/or is in default of interest payments.

(f) All or a portion of security held as collateral in connection with open reverse repurchase agreements.
(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h) Security is valued in accordance with the Fund's Fair Valuation policy.
(i) Depositary receipts.

(j) Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ 510,041	$ 45,971

(k)	Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of January 31, 2009 were as follows:
						Unrealized
				Expiration	Face	Appreciation
	Contracts	Issue		Date	Amount	(Depreciation)
	79	2-Year US Treasury Notes		March 2009	$ 17,091,911	$ 100,464
	40	10-Year US Treasury Notes		March 2009	$ 4,941,777	(34,902)
	Total					$ 65,562

•	Reverse repurchase agreements outstanding as of January 31, 2009 were as follows:

		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Barclays Bank Plc	2.97%	12/03/08	5/15/09	$ 1,216,324	$ 1,200,282
	Barclays Bank Plc	2.85%	12/17/08	5/15/09	4,967,174	4,916,606
	Total				$ 6,183,498 $	6,116,888

• Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2009 were as follows:

		Pay				Notional		Unrealized
		Fixed				Amount		Appreciation
	Issuer	Rate	Counterparty		Expiration	(000)		(Depreciation)

	Altria
	Group, Inc.	1.03%	Deutsche Bank AG		December 2013	$ 2,000		$ 11,362

	American
	Express
	Co.	4.05%	Citibank NA		December 2013	$ 1,000		(47,642)
	Carnival
	Corp.	2.35%	Goldman Sachs Bank USA		December 2013	$ 1,000		49,211

	Total						$ 12,931

•	Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2009 were as follows:
			Receive				Notional
			Fixed			Credit	Amount	Unrealized
	Issuer		Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation

	Philip Morris			Deutsche Bank
	International, Inc.		1.73%	AG	December 2013	A	$ 2,000	$ (12,677)
	[1] Using Standard and Poor's rating of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
• Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

BlackRock Preferred and Corporate Income Strategies Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities		Other Financial Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$ 19,716,329	-	$ 100,464	$ (34,902)
Level 2	91,154,765	$ (6,116,888)	60,573	(47,642)
Level 3	1,051,516	-	-	(12,677)
Total	$ 111,922,610	$ (6,116,888)	$ 161,037	$ (95,221)

* Other financial instruments are futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
Balance, as of November 1, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	$ (3,771,746)	$ (20,351)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	4,823,262	7,674
Balance, as of January 31, 2009	$ 1,051,516	$ (12,677)

* Other financial instruments are swap contracts. Swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

6

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 25, 2009